Financial Instruments - Categories of Financial Instruments (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Financial assets
Mandatorily measured at FVTPL	$ 1,005		$ 1,037
Hedging financial assets	1	$ 0	0
Financial assets at amortized cost (Note a)	91,049		82,091
Financial assets at FVOCI	4,667		4,412
Financial liabilities
Hedging financial liabilities	2		0
Financial liabilities at amortized cost (Note b)	$ 69,231		$ 65,466